Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of Property and Equipment	12 Months Ended
Dec. 31, 2023
Furniture, Fixture and Other Equipment [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Estimated useful life	3
Radio of residual values	5.00%
Electronic Equipment [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Radio of residual values	5.00%
Electronic Equipment [Member] | Minimum [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Estimated useful life	3
Electronic Equipment [Member] | Maximum [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Estimated useful life	5
Plant [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Estimated useful life	Shorter of useful life or lease term
Radio of residual values	0.00%